Derivatives (Embedded Derivatives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded derivatives within asset host contracts	$ 175	$ 579
Embedded derivatives within liability host contracts	1,887	3,011
Ceded guaranteed minimum benefits | Premiums, reinsurance and other receivables
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded derivatives within asset host contracts	227	628
Direct guaranteed minimum benefits | Policyholder account balances [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded derivatives within liability host contracts	1,212	2,359
Deferred Fixed Annuity [Member] | Policyholder account balances [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded derivatives within liability host contracts	1	0
Assumed guaranteed minimum benefits | Policyholder account balances [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded derivatives within liability host contracts	0	460
Deferred Fixed Annuity [Member] | Policyholder account balances [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded derivatives within liability host contracts	674
Fixed annuities with equity indexed returns | Policyholder account balances
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded derivatives within liability host contracts		192
Options embedded in debt or equity securities [Member] | Investments
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded derivatives within asset host contracts	(52)	(49)
Nonperformance Risk [Member] | Ceded guaranteed minimum benefits
Derivatives, Fair Value [Line Items]
Net derivatives gains (losses)	$ 1	$ (22)	$ (5)